Average Annual Total Returns{- Fidelity® New York Municipal Money Market Fund} - 01.31 Fidelity New York Municipal Money Market Funds Retail Combo PRO-10 - Fidelity® New York Municipal Money Market Fund - Fidelity New York Municipal Money Market Fund-Default - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.02%	0.60%	0.31%